Trade and Other Payables - Summary of Trade and Other Payable (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Payables to suppliers	₺ 6,898,414	₺ 7,582,037
Taxes payable	1,608,123	1,642,320
Accrued treasury share, universal service fund contribution and contributions to the ICTA's expenses	986,508	1,071,084
Accrued selling and marketing expenses	192,500	121,911
Others	642,877	622,677
Trade and other payables	₺ 10,328,422	₺ 11,040,029